Restructuring and related expenses	12 Months Ended
Dec. 31, 2016
Restructuring and related expenses
Restructuring and related expenses

Note 22—Restructuring and related expenses

White Collar Productivity program

In September 2015, the Company announced a two-year program aimed at making the Company leaner, faster and more customer-focused. Productivity improvements include the rapid expansion and use of regional shared service centers as well as the streamlining of global operations and head office functions, with business units moving closer to their respective key markets. In the course of this program, the Company is implementing and executing various restructuring initiatives across all operating segments and regions.

The following table outlines the cumulative costs incurred to date and the total amount of costs expected to be incurred under the program per operating segment:

			Cumulative costs
	Costs incurred in		incurred up to	Total
($ in millions)	2016	2015	December 31, 2016	expected costs(1)
Electrification Products	14	73	87	89

Discrete Automation and Motion	27	45	72	74
Process Automation	36	96	132	134
Power Grids	33	70	103	105
Corporate and Other	30	86	116	118

Total	140	370	510	520

(1)                 Total expected costs have been recast to reflect the reorganization of the Company’s operating segments as outlined in Note 23.

Total expected program costs were originally estimated to be $852 million. During 2016, the total expected program costs were reduced by $332 million. This was primarily due to the realization of significantly higher than originally expected attrition and internal redeployment rates. The reductions were made across all operating segments as well as for corporate functions.

Of the total expected costs of $520 million the majority is related to employee severance costs.

The Company recorded the following expenses, net of changes in estimates, under this program:

			Cumulative costs
			incurred up to
($ in millions)	2016	2015	December 31, 2016
Employee severance costs	130	364	494

Estimated contract settlement, loss order and other costs	2	5	7
Inventory and long-lived asset impairments	8	1	9

Total	140	370	510

Expenses, net of changes in estimates, associated with this program are recorded in the following line items in the Consolidated Income Statements:

($ in millions)	2016	2015
Total cost of sales	92	122

Selling, general and administrative expenses	38	187
Non-order related research and development expenses	(5)	38
Other income (expense), net	15	23

Total	140	370

Liabilities associated with the White Collar Productivity program are primarily included in “Other provisions”. The following table shows the activity from the beginning of the program to December 31, 2016, by expense type:

		Contract settlement,
	Employee	loss order
($ in millions)	severance costs	and other costs	Total
Liability at January 1, 2015	—	—	—

Expenses	364	5	369
Cash payments	(34)	(1)	(35)

Liability at December 31, 2015	330	4	334

Expenses	232	3	235

Cash payments	(106)	(3)	(109)
Change in estimates	(102)	(1)	(103)
Exchange rate differences	(23)	—	(23)

Liability at December 31, 2016	331	3	334

The change in estimates during 2016 of $103 million is due to significantly higher than expected rates of attrition and internal redeployment and a lower than expected severance cost per employee for the employee groups affected by the first phase of restructuring initiated in 2015. The reduction in the liability was recorded in income from operations, primarily as reductions in Cost of sales of $49 million and in Selling, general and administrative expenses of $38 million.

Other restructuring-related activities

In 2016, 2015 and 2014, the Company executed various other restructuring-related activities and incurred charges of $171 million, $256 million and $235 million, respectively, which were primarily recorded in “Total cost of sales”.

($ in millions)	2016	2015	2014
Employee severance costs	90	207	177

Estimated contract settlement, loss order and other costs	40	27	31
Inventory and long-lived asset impairments	41	22	27

Total	171	256	235

At December 31, 2016 and 2015, the balance of other restructuring-related liabilities is primarily included in “Other provisions”.

Change in estimates

In addition to the change in estimate of $103 million relating to the White Collar Productivity program, a further $46 million was recorded as a change in estimate to reduce liabilities associated with the Company’s other restructuring-related activities mainly due to changes in the planned scope of these activities. This was recorded in income from operations, primarily as reductions in Cost of sales. The combined total change in estimates during 2016 of $149 million resulted in an increase in earnings per share (basic and diluted) of $0.05 for 2016.